SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Patents and Trademark) (Details) - Patents [Member]	12 Months Ended
Dec. 31, 2015 Patents
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	10
Number of provisional patent applications pending	6
Amortization method of patents	Straight-line basis
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of patents	17 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of patents	20 years